Segment Reporting - Schedule of Information about Geographical Areas (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	R 3,870,131	R 3,263,848
South Africa [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	2,717,280	2,158,893
Africa-Other [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	113,432	119,486
Europe [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	468,824	425,207
Asia-Pacific, Middle East & USA [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1],[2]	R 570,595	R 560,262

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR164.6 million (2025: ZAR185.8 million).